Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 5,637	¥ 9,379
Intangible assets amortization expenses recognized	5,490	5,292	3,917
Global Retail Group
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 5,637	¥ 9,379